Plan Transfers (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Apr. 30, 2025	Aug. 19, 2025	Dec. 31, 2025
EBP 075
EBP, Description of Plan [Line Items]
Total transfers during 2025	$ (21,549)	$ (3,783)	$ (25,332)